Investment Managers Series Trust

803 W. Michigan Street

Milwaukee, Wisconsin 53233

February 1, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:        Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Victoria 1522 Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 205 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on January 27, 2012.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

 /s/ SARDJONO KADIMAN

Sardjono Kadiman

Investment Managers Series Trust